Gains/(losses) on investments (Detail) - Schedule of Gains/(Losses) on Investments - GBP (£)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gain (Loss) on Securities [Line Items]
(Loss)/gain on disposal and restructuring of interests in joint ventures and associates			£ (452,591)	£ (57,208)	£ 140,235
Gain on disposal of other investments	£ 2,108	£ 0	0	222,222	0
Total	£ 2,108	£ 0	£ (452,591)	£ 165,014	£ 140,235